UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08243

Direxion Funds

1301 Avenue of the Americas (6th Ave.)
28th Floor
New York, NY 10019

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

1-800-851-0511

Date of fiscal year end: August 31, 2018

Date of reporting period: May 31, 2018

Item 1. Schedule of Investments.

Direxion Monthly High Yield Bull 1.2X Fund
Schedule of Investments (Unaudited)
May 31, 2018

Shares		Fair Value
INVESTMENT COMPANIES - 80.0%
892,961	iShares iBoxx $ High Yield Corporate Bond ETF	$76,241,010
2,140,240	SPDR® Barclays High Yield Bond ETF	76,235,349
	TOTAL INVESTMENT COMPANIES (Cost $152,439,104)	$152,476,359

SHORT TERM INVESTMENTS - 8.6%
Money Market Funds - 8.6%
16,410,000	Fidelity Investments Money Market Government Portfolio, 1.68% (a)(b)	$16,410,000
	TOTAL SHORT TERM INVESTMENTS (Cost $16,410,000)	$16,410,000

	TOTAL INVESTMENTS (Cost $168,849,104) - 88.6%	$168,886,359
	Other Assets in Excess of Liabilities - 11.4%	21,817,834
	TOTAL NET ASSETS - 100.0%	$190,704,193

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at May 31, 2018.
(b) All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $16,410,000.

Long Total Return Swap Contracts (Unaudited)
May 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of PIMCO 0-5 Year High Yield Corporate Bond Index ETF	2.5850% representing 1 month LIBOR rate + spread	Credit Suisse International	9/21/2018	763,745	$76,351,382	$(188,410)

Direxion Monthly NASDAQ-100® Bull 1.25X Fund
Schedule of Investments (Unaudited)
May 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 30.1%
Money Market Funds - 30.1%
11,420,000	Fidelity Investments Money Market Government Portfolio, 1.68%(a)(b)	$11,420,000
	TOTAL SHORT TERM INVESTMENTS (Cost $11,420,000)	$11,420,000

	TOTAL INVESTMENTS (Cost $11,420,000) - 30.1%	$11,420,000
	Other Assets in Excess of Liabilities - 69.9%	26,558,204
	TOTAL NET ASSETS - 100.0%	$37,978,204

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at May 31, 2018.
(b) All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $11,420,000.

Long Total Return Swap Contracts (Unaudited)
May 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of NASDAQ-100® Index	2.5185% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2018	6,815	$47,416,732	$56,941

Direxion Monthly NASDAQ-100® Bear 1.25X Fund
Schedule of Investments (Unaudited)
May 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 51.5%
Money Market Funds - 51.5%
130,000	Fidelity Investments Money Market Government Portfolio, 1.68%(a)(b)	$130,000
	TOTAL SHORT TERM INVESTMENTS (Cost $130,000)	$130,000

	TOTAL INVESTMENTS (Cost $130,000) - 51.5%	$130,000
	Other Assets in Excess of Liabilities - 48.5%	122,621
	TOTAL NET ASSETS - 100.0%	$252,621

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at May 31, 2018.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $130,000.

Short Total Return Swap Contracts (Unaudited)
May 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.1978% - 2.2097% representing 1 month LIBOR rate + spread	Total return of NASDAQ-100® Index	Bank of America Merrill Lynch	6/25/2019	45	$311,238	$(2,181)

Direxion Monthly 25+ Year Treasury Bull 1.35X Fund
Schedule of Investments (Unaudited)
May 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 98.2%
Money Market Funds - 98.2%
230,000	Fidelity Investments Money Market Government Portfolio, 1.68% (a)(b)	$230,000
	TOTAL SHORT TERM INVESTMENTS (Cost $230,000)	$230,000

	TOTAL INVESTMENTS (Cost $230,000) - 98.2%	$230,000
	Other Assets in Excess of Liabilities - 1.8%	4,308
	TOTAL NET ASSETS - 100.0%	$234,308

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at May 31, 2018.
(b) All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $230,000.

Long Total Return Swap Contracts (Unaudited)
May 31, 2018
Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of ICE U.S. Treasury 25+ Year Bond Index	2.3850% representing 1 month LIBOR rate + spread	Credit Suisse International	11/5/2018	3,289	$310,149	$6,022

Direxion Monthly 25+ Year Treasury Bear 1.35X Fund
Schedule of Investments (Unaudited)
May 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 20.0%
Money Market Funds - 20.0%
2,530,000	Fidelity Investments Money Market Government Portfolio, 1.68% (a)(b)	$2,530,000
	TOTAL SHORT TERM INVESTMENTS (Cost $2,530,000)	$2,530,000

	TOTAL INVESTMENTS (Cost $2,530,000) - 20.0%	$2,530,000
	Other Assets in Excess of Liabilities - 80.0%	10,095,186
	TOTAL NET ASSETS - 100.0%	$12,625,186

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at May 31, 2018.
(b) All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $2,530,000.

Short Futures Contracts (Unaudited)
May 31, 2018
Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Receivable/(Payable), Net	Unrealized Appreciation (Depreciation)
Ultra U.S. Treasury Bond	9/19/2018	24	$3,804,751	$3,749	$(47,404)

Short Total Return Swap Contracts (Unaudited)
May 31, 2018
Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.0850% representing 1 month LIBOR rate + spread	Total return of ICE U.S. Treasury 25+ Year Bond Index	Credit Suisse International	11/5/2018	138,294	$12,908,231	$(386,792)

Direxion Monthly NASDAQ-100® Bull 2X Fund
Schedule of Investments (Unaudited)
May 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 27.7%
Money Market Funds - 27.7%
58,530,000	Fidelity Investments Money Market Government Portfolio, 1.68%(a)(b)	$58,530,000
	TOTAL SHORT TERM INVESTMENTS (Cost $58,530,000)	$58,530,000

	TOTAL INVESTMENTS (Cost $58,530,000) - 27.7%	$58,530,000
	Other Assets in Excess of Liabilities - 72.3%	152,423,613
	TOTAL NET ASSETS - 100.0%	$210,953,613

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at May 31, 2018.
(b) All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $58,530,000.

Long Total Return Swap Contracts (Unaudited)
May 31, 2018
Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of NASDAQ-100® Index	2.5250% representing 1 month LIBOR rate + spread	Credit Suisse International	9/28/2018	31,217	$188,157,906	$28,241,778
Total return of NASDAQ-100® Index	2.3978% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/4/2018	15,054	97,987,224	6,860,953
Total return of NASDAQ-100® Index	2.3978% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	5/28/2019	35	227,840	15,943
Total return of NASDAQ-100® Index	2.3978% - 2.4303% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	6/25/2019	8,741	60,563,300	330,866
Total return of NASDAQ-100® Index	2.4303% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	7/26/2019	5,501	38,329,234	240
					$385,265,504	$35,449,780

Direxion Monthly S&P 500® Bull 2X Fund
Schedule of Investments (Unaudited)
May 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 48.3%
Money Market Funds - 48.3%
47,970,000	Fidelity Investments Money Market Government Portfolio, 1.68%(a)(b)	$47,970,000
	TOTAL SHORT TERM INVESTMENTS (Cost $47,970,000)	$47,970,000

	TOTAL INVESTMENTS (Cost $47,970,000) - 48.3%	$47,970,000
	Other Assets in Excess of Liabilities - 51.7%	51,263,510
	TOTAL NET ASSETS - 100.0%	$99,233,510

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at May 31, 2018.
(b) All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $47,970,000.

Long Total Return Swap Contracts (Unaudited)
May 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P 500® Index	2.2978% - 2.3256% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	6/25/2019	69,407	$189,046,398	$(1,207,576)
Total return of S&P 500® Index	2.3325% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	7/26/2019	2,892	7,824,423	(782)
Total return of S&P 500® Index	2.3325% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	7/26/2019	1,042	2,803,084	16,562
					$199,673,905	$(1,191,796)

Direxion Monthly S&P 500® Bear 2X Fund
Schedule of Investments (Unaudited)
May 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 61.9%
Money Market Funds - 61.9%
4,050,000	Fidelity Investments Money Market Government Portfolio, 1.68%(a)(b)	$4,050,000
	TOTAL SHORT TERM INVESTMENTS (Cost $4,050,000)	$4,050,000

	TOTAL INVESTMENTS (Cost $4,050,000) - 61.9%	$4,050,000
	Other Assets in Excess of Liabilities - 38.1%	2,494,969
	TOTAL NET ASSETS - 100.0%	$6,544,969

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at May 31, 2018.
(b) All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $4,050,000.

Short Total Return Swap Contracts (Unaudited)
May 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.1478% - 2.1803% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Bank of America Merrill Lynch	6/25/2019	4,725	$12,526,236	$(265,142)
2.1825% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Bank of America Merrill Lynch	7/26/2019	1	2,721	15
2.1825% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Bank of America Merrill Lynch	7/26/2019	114	306,644	(1,842)
					$12,835,601	$(266,969)

Direxion Monthly Small Cap Bull 2X Fund
Schedule of Investments (Unaudited)
May 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 18.4%
Money Market Funds - 18.4%
6,010,000	Fidelity Investments Money Market Government Portfolio, 1.68%(a)(b)	$6,010,000
	TOTAL SHORT TERM INVESTMENTS (Cost $6,010,000)	$6,010,000

	TOTAL INVESTMENTS (Cost $6,010,000) - 18.4%	$6,010,000
	Other Assets in Excess of Liabilities - 81.6%	26,581,491
	TOTAL NET ASSETS - 100.0%	$32,591,491

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at May 31, 2018.
(b) All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $6,010,000.

Long Total Return Swap Contracts (Unaudited)
May 31, 2018
Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Russell 2000® Index	2.2725% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/26/2019	39,906	$65,197,320	$3,015

Direxion Monthly Small Cap Bear 2X Fund
Schedule of Investments (Unaudited)
May 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 35.1%
Money Market Funds - 35.1%
1,730,000	Fidelity Investments Money Market Government Portfolio, 1.68%(a)(b)	$1,730,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,730,000)	$1,730,000

	TOTAL INVESTMENTS (Cost $1,730,000) - 35.1%	$1,730,000
	Other Assets in Excess of Liabilities - 64.9%	3,200,352
	TOTAL NET ASSETS - 100.0%	$4,930,352

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at May 31, 2018.
(b) All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $1,730,000.

Short Total Return Swap Contracts (Unaudited)
May 31, 2018
Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.9850% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Credit Suisse International	12/17/2018	6,038	$9,458,559	$(393,218)

Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Schedule of Investments (Unaudited)
May 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 29.4%
Money Market Funds - 29.4%
1,790,000	Fidelity Investments Money Market Government Portfolio, 1.68% (a)(b)	$1,790,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,790,000)	$1,790,000

	TOTAL INVESTMENTS (Cost $1,790,000) - 29.4%	$1,790,000
	Other Assets in Excess of Liabilities - 70.6%	4,298,810
	TOTAL NET ASSETS - 100.0%	$6,088,810

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at May 31, 2018.
(b) All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $1,790,000.

Long Total Return Swap Contracts (Unaudited)
May 31, 2018
Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares 7-10 Year Treasury Bond ETF	1.2850% representing 1 month LIBOR rate + spread	Credit Suisse International	12/17/2018	118,707	$12,099,483	$68,423

Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Schedule of Investments (Unaudited)
May 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 26.6%
Money Market Funds - 26.6%
830,000	Fidelity Investments Money Market Government Portfolio, 1.68%(a)(b)	$830,000
	TOTAL SHORT TERM INVESTMENTS (Cost $830,000)	$830,000

	TOTAL INVESTMENTS (Cost $830,000) - 26.6%	$830,000
	Other Assets in Excess of Liabilities - 73.4%	2,292,920
	TOTAL NET ASSETS - 100.0%	$3,122,920

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at May 31, 2018.
(b) All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $830,000.

Short Total Return Swap Contracts (Unaudited)
May 31, 2018

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
1.0150% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Credit Suisse International	12/18/2018	60,939	$6,191,030	$(55,981)

Direxion Monthly Emerging Markets Bull 2X Fund
Schedule of Investments (Unaudited)
May 31, 2018

Shares		Fair Value
SHORT TERM INVESTMENTS - 43.8%
Money Market Funds - 43.8%
3,780,000	Fidelity Investments Money Market Government Portfolio, 1.68%(a)(b)	$3,780,000
	TOTAL SHORT TERM INVESTMENTS (Cost $3,780,000)	$3,780,000

	TOTAL INVESTMENTS (Cost $3,780,000) - 43.8%	$3,780,000
	Other Assets in Excess of Liabilities - 56.2%	4,846,624
	TOTAL NET ASSETS - 100.0%	$8,626,624

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Represents annualized seven-day yield at May 31, 2018.
(b) All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $3,780,000.

Long Total Return Swap Contracts (Unaudited)
May 31, 2018
Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Emerging Markets ETF	2.3350% representing 1 month LIBOR rate + spread	Credit Suisse International	12/18/2018	379,205	$17,556,016	$(240,274)

Hilton Tactical Income Fund
Schedule of Investments (Unaudited)
May 31, 2018

Shares		Fair Value
COMMON STOCKS - 39.8%
Banks - 8.6%
70,134	First Financial Bancorp	$2,205,714
21,870	JPMorgan Chase & Co.	2,340,309
80,825	Sterling Bancorp	1,984,254
49,855	The Bank of N.T. Butterfield & Son Ltd.	2,380,576
		8,910,853
Building Products - 3.8%
36,580	A.O. Smith Corp.	2,307,100
7,715	Lennox International, Inc.	1,568,537
		3,875,637
Capital Markets - 1.1%
77,400	UBS Group AG (Switzerland)	1,178,028

Chemicals - 1.8%
28,080	DowDuPont, Inc.	1,800,209

Commercial Services & Supplies - 2.0%
30,575	Republic Services, Inc.	2,061,672

Communications Equipment - 4.1%
17,665	Harris Corp.	2,658,052
28,450	Intel Corp.	1,570,440
		4,228,492
Diversified Consumer Services - 1.5%
66,970	Rentokil Initial PLC - ADR (United Kingdom)	1,554,709

Diversified Financial Services - 1.6%
10,090	CME Group, Inc.	1,643,661

Equity REITs - 7.0%
52,650	Americold Realty Trust	1,084,590
19,210	Crown Castle International Corp.	2,000,721
69,475	Gramercy Property Trust	1,915,426
102,470	Host Hotels & Resorts, Inc.	2,216,426
		7,217,163
Household Durables - 1.6%
40,115	D.R. Horton, Inc.	1,693,254

Insurance - 1.2%
64,670	Ping An Insurance (Group) Company of China, Ltd. ADR (China)	1,272,706

IT Services - 2.7%
24,260	Broadridge Financial Solutions, Inc.	2,800,817

Mortgage REITs - 1.1%
68,650	Redwood Trust, Inc.	1,123,114

Pharmaceuticals - 1.7%
14,600	Johnson & Johnson	1,746,452
	TOTAL COMMON STOCKS (Cost $33,953,727)	$41,106,767

PREFERRED STOCKS - 22.5%
Banks - 3.3%
	Customers Bancorp, Inc.
43,000	6.00%, 12/15/2021	$1,104,885
	Customers Bancorp, Inc.
22,260	7.00%, 06/15/2020	583,769
	Iberiabank Corp.
48,850	6.63%, 08/01/2025	1,314,065
	MB Financial, Inc.
10,000	6.00%, 11/25/2022	254,600
	TriState Capital Holdings, Inc. (a)
6,500	6.75%, 04/01/2023	171,730
		3,429,049

Capital Markets - 9.4%
	B. Riley Financial, Inc. (a)
5,000	7.38%, 05/31/2023	127,950
	B. Riley Financial, Inc.
35,185	7.50%, 10/31/2021	897,217
	BGC Partners, Inc.
28,900	8.13%, 06/15/2042	740,418
	Capital Southwest Corp. (a)
9,245	5.95%, 12/15/2022	242,219
	Capitala Finance Corp.
32,935	6.00%, 05/31/2022	817,776
	Fidus Investment Corp. (a)
5,000	5.88%, 02/01/2023	126,100
	Hercules Capital, Inc.
22,983	6.25%, 07/30/2024	579,172
	Hercules Capital, Inc. (a)
23,000	5.25%, 04/30/2025	570,860
	MVC Capital, Inc.
56,210	6.25%, 11/30/2022	1,432,512
	Oaktree Capital Group LLC (a)
15,000	6.63%, 06/15/2023	373,200
	OFS Capital Corp. (a)
37,500	6.38%, 04/30/2025	928,125
	Oxford Square Capital Corp.
66,670	6.50%, 03/30/2024	1,708,752
	TriplePoint Venture Growth BDC Corp.
45,045	5.75%, 07/15/2022	1,145,269
		9,689,570
Equity REITs - 3.0%
	Bluerock Residential Growth, Inc. Class A
44,850	8.25%, 10/21/2020	1,138,741
	Brookfield DTLA Fund Office Trust Investor, Inc. (a)
80,000	7.63%, 07/20/2018	2,028,800
		3,167,541
Mortgage REITs - 6.8%
	AG Mortgage Investment Trust, Inc.
44,510	8.00%, 07/19/2018	1,132,779
	Apollo Commercial Real Estate Finance, Inc.
43,175	8.00%, 07/19/2018	1,100,963
	Cherry Hill Mortgage Investment Corp.
26,000	8.20%, 08/17/2022	663,520
	Chimera Investment Corp.
39,620	8.00%, 03/30/2024	1,010,706
	Chimera Investment Corp.
39,775	8.00%, 10/30/2021	1,007,103
	Dynex Capital, Inc.
22,260	7.63%, 07/19/2018	541,586
	Sutherland Asset Management Corp. (a)
20,500	6.50%, 04/30/2021	515,985
	Two Harbors Investment Corp.
39,315	8.13%, 04/27/2027	1,036,737
		7,009,379
	TOTAL PREFERRED STOCKS (Cost $22,607,458)	$23,295,539

CLOSED-END FUNDS - 9.9%
212,245	Invesco Dynamic Credit Opportunities Fund	$2,489,634
239,205	Nuveen Credit Strategies Income Fund	1,935,168
79,625	Nuveen Mortgage Opportunity Term Fund	1,856,059
364,835	Oaktree Specialty Lending Corp.	1,794,988
91,245	PIMCO Dynamic Credit and Mortgage Income Fund	2,152,470
	TOTAL CLOSED-END FUNDS (Cost $10,273,329)	$10,228,319

CORPORATE BONDS - 8.1%
Internet Software & Services - 0.7%
	Alphabet, Inc.
715,000	3.38%, 02/25/2024	$721,501

IT Services - 1.3%
	salesforce.com, Inc.
1,390,000	3.25%, 04/11/2023	1,386,956
Life Sciences Tools & Services - 0.9%
	Howard Hughes Medical Institute
890,000	3.50%, 09/01/2023	907,019
Pharmaceuticals - 1.3%
	AbbVie, Inc.
1,390,000	2.90%, 11/06/2022	1,359,333
Semiconductors & Semiconductor Equipment - 1.0%
	QUALCOMM, Inc.
1,025,000	3.00%, 05/20/2022	1,010,166
Software - 1.2%
	Microsoft Corp.
1,250,000	2.38%, 02/12/2022	1,228,112
Specialty Retail - 0.9%
	AutoZone, Inc.
925,000	1.63%, 04/21/2019	917,639
Technology Hardware, Storage & Peripherals - 0.8%
	Apple, Inc.
860,000	2.85%, 05/06/2021	862,168
	TOTAL CORPORATE BONDS (Cost $8,501,190)	$8,392,894

U.S. GOVERNMENT OBLIGATIONS - 5.5%
	U.S. Treasury Note
3,000,000	3.38%, 11/15/2019	$3,043,477
	U.S. Treasury Note
1,800,000	2.25%, 02/29/2020	1,796,062
	U.S. Treasury Note
800,000	2.25%, 02/15/2021	794,719
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $5,640,950)	$5,634,258

MASTER LIMITED PARTNERSHIPS - 3.7%
Capital Markets - 2.0%
75,800	Ares Management L.P.	$2,038,262
Oil, Gas & Consumable Fuels - 1.7%
62,785	Enterprise Products Partners L.P.	1,814,487
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $3,245,810)	$3,852,749
CONVERTIBLE BONDS - 2.5%
Health Care Technology - 1.6%
	HCI Group, Inc.
1,715,000	3.88%, 03/15/2019	$1,709,935
Mortgage REITs - 0.9%
	Colony Capital, Inc.
925,000	3.88%, 01/15/2021	885,711
	TOTAL CONVERTIBLE BONDS (Cost $2,603,621)	$2,595,646

	Total Investments - 92.0% (Cost $86,826,085)	$95,106,172
	Other Assets in Excess of Liabilities - 8.0%	8,238,901
	Total Net Assets - 100.0%	$103,345,073

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Non-income producing security.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLP ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

VALUATION MEASUREMENTS (Unaudited)

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop  the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' securities as of May 31, 2018.

Direxion Monthly High Yield Bull 1.2X Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$152,476,359	$-	$-	$152,476,359
Short Term Investments	16,410,000	-	-	16,410,000
Other Financial Instruments*	-	(188,410)	-	(188,410)
Cash Equivalents	93,617,379	-	-	93,617,379

Direxion Monthly NASDAQ-100® Bull 1.25X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$11,420,000	$-	$-	$11,420,000
Other Financial Instruments*	-	56,941	-	56,941
Cash Equivalents	31,572,452	-	-	31,572,452

Direxion Monthly NASDAQ-100® Bear 1.25X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$130,000	$-	$-	$130,000
Other Financial Instruments*	-	(2,181)	-	(2,181)
Cash Equivalents	139,118	-	-	139,118

Direxion Monthly 25+ Year Treasury Bull 1.35X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$230,000	$-	$-	$230,000
Other Financial Instruments*	-	6,022	-	6,022
Cash Equivalents	9,505	-	-	9,505

Direxion Monthly 25+ Year Treasury Bear 1.35X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$2,530,000	$-	$-	$2,530,000
Other Financial Instruments*	(47,404)	(386,792)	-	(434,196)
Cash Equivalents	10,449,724	-	-	10,449,724

Direxion Monthly NASDAQ-100® Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$58,530,000	$-	$-	$58,530,000
Other Financial Instruments*	-	35,449,780	-	35,449,780
Cash Equivalents	144,966,988	-	-	144,966,988

Direxion Monthly S&P 500® Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$47,970,000	$-	$-	$47,970,000
Other Financial Instruments*	-	(1,191,796)	-	(1,191,796)
Cash Equivalents	50,458,578	-	-	50,458,578

Direxion Monthly S&P 500® Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$4,050,000	$-	$-	$4,050,000
Other Financial Instruments*	-	(266,969)	-	(266,969)
Cash Equivalents	2,715,822	-	-	2,715,822

Direxion Monthly Small Cap Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$6,010,000	$-	$-	$6,010,000
Other Financial Instruments*	-	3,015	-	3,015
Cash Equivalents	28,558,136	-	-	28,558,136

Direxion Monthly Small Cap Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$1,730,000	$-	$-	$1,730,000
Other Financial Instruments*	-	(393,218)	-	(393,218)
Cash Equivalents	3,738,745	-	-	3,738,745

Direxion Monthly 7-10 Year Treasury Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$1,790,000	$-	$-	$1,790,000
Other Financial Instruments*	-	68,423	-	68,423
Cash Equivalents	4,639,195	-	-	4,639,195

Direxion Monthly 7-10 Year Treasury Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$830,000	$-	$-	$830,000
Other Financial Instruments*	-	(55,981)	-	(55,981)
Cash Equivalents	1,864,484	-	-	1,864,484

Direxion Monthly Emerging Markets Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$3,780,000	$-	$-	$3,780,000
Other Financial Instruments*	-	(240,274)	-	(240,274)
Cash Equivalents	4,621,814	-	-	4,621,814

Hilton Tactical Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$41,106,767	$-	$-	$41,106,767
Preferred Stocks	17,320,382	5,975,157	-	23,295,539
Closed-End Funds	10,228,319	-	-	10,228,319
Corporate Bonds	-	8,392,894	-	8,392,894
U.S. Government Obligations	-	5,634,258	-	5,634,258
Master Limited Partnerships	3,852,749	-	-	3,852,749
Convertible Bonds	-	2,595,646	-	2,595,646

For further information regarding each asset class, see each Fund's Schedule of Investments.

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swap contracts.
Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The unaudited cost basis of investments for federal income tax purposes at May 31, 2018 was as follows*:

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	High Yield	NASDAQ-100®	NASDAQ-100®	25+ Year Treasury
	Bull 1.2X Fund	Bull 1.25X Fund	Bear 1.25X Fund	Bull 1.35X Fund
Cost of investments	$168,849,104	$11,420,000	$130,000	$230,000
Gross unrealized appreciation	$85,070	$-	$-	$-
Gross unrealized depreciation	$(47,815)	$-	$-	$-
Net unrealized appreciation/(depreciation)	$37,255	$-	$-	$-

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	25+ Year Treasury	NASDAQ-100®	S&P 500®	S&P 500®
	Bear 1.35X Fund	Bull 2X Fund	Bull 2X Fund	Bear 2X Fund
Cost of investments	$2,530,000	$58,530,000	$47,970,000	$4,050,000
Gross unrealized appreciation	$-	$-	$-	$-
Gross unrealized depreciation	$-	$-	$-	$-
Net unrealized appreciation/(depreciation)	$-	$-	$-	$-

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Small Cap	Small Cap	7-10 Year Treasury	7-10 Year Treasury
	Bull X Fund	Bear 2X Fund	Bull 2X Fund	Bear 2X Fund
Cost of investments	$6,010,000	$1,730,000	$1,790,000	$830,000
Gross unrealized appreciation	$-	$-	$-	$-
Gross unrealized depreciation	$-	$-	$-	$-
Net unrealized appreciation/(depreciation)	$-	$-	$-	$-

	Direxion Monthly	Hilton
	Emerging Markets	Tactical Income
	Bull 2X Fund	Fund
Cost of investments	$3,780,000	$86,826,085
Gross unrealized appreciation	$-	$9,783,564
Gross unrealized depreciation	$-	$(1,503,477)
Net unrealized appreciation/(depreciation)	$-	$8,280,087

*Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Direxion Funds

By (Signature and Title)  /s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date  July 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date  July 26, 2018

By (Signature and Title)  /s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer, Treasurer

Date  July 26, 2018